Income Taxes (Valuation Allowances) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Valuation allowance	$ 8,062,975	$ 4,841,209
Foreign | Canada
Valuation Allowance [Line Items]
Valuation allowance	2,228
Foreign | Ireland
Valuation Allowance [Line Items]
Valuation allowance	99,194
Foreign | Luxembourg
Valuation Allowance [Line Items]
Valuation allowance	6,847,805
Domestic | United States
Valuation Allowance [Line Items]
Valuation allowance	$ 1,110,172